SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Exit of Pharmacy Services and SpotRx
On January 19, 2023, the Company announced a plan to exit the pharmacy services business to focus on our pharmacy technology business. Following the exit from the pharmacy services business the Company consists solely of the pharmacy technology business. The retail pharmacy services component was not classified as held for sale at December 31, 2022, as the pharmacy services business exit and related sale of assets and employee terminations were approved by the board of directors on January 12, 2023. On April 6, 2023, we announced that we had completed the transactions contemplated by the Asset Purchase Agreement, including the disposition of the specific assets therein, on February 10, 2023. As of March 31, 2023, we have substantially completed our exit from the pharmacy services business.
Asset Purchase and Sale Agreement
On January 22, 2023, the Company entered into the Asset Purchase and Sale Agreement dated January 20, 2023, as amended, or the Asset Purchase Agreement, with German Dobson CVS, L.L.C., Garfield Beach CVS, L.L.C., Longs Drug Stores California, L.L.C., Woodward Detroit CVS, L.L.C. and Holiday CVS, L.L.C. or CVS, pursuant to which the Company agreed to sell certain of its assets, including pharmacy records, and inventory, in the SpotRx pharmacies located in Tucson and Phoenix, Arizona; Buena Park, Laguna Hills and San Fernando, California; Southfield, Michigan; and in Orlando and Tampa, Florida.
On February 10, 2023, the Company completed the Asset Purchase Agreement receiving $2.9 million cash proceeds (subject to $0.1 million fees and a $0.2 million holdback), which were used to paydown and reduce the outstanding balance of the Company’s senior secured term loan facility. Upon closing, the pharmacy records and inventory purchased by CVS were transferred from the SpotRx pharmacies to nearby CVS pharmacy locations. The Asset Purchase Agreement contains customary representations, warranties, covenants and indemnification provisions. Under the Asset Purchase Agreement, the Company has agreed to indemnify CVS from and against specified liabilities and expenses incurred by CVS, including as a result of the breach of the Company’s representations and warranties, and subject to certain limitations. A portion of the purchase price, in the aggregate amount of up to $220,000, was held back at closing for a period of six months and shall serve as a reserve to ensure payment and performance of the Company’s indemnification and other obligations pursuant to the Asset Purchase Agreement.
First Amendment, Consent and Default Waiver to Loan and Security Agreement
On February 10, 2023, the Company entered into the First Amendment, Consent and Default Waiver to Loan and Security Agreement or the Loan Amendment and Consent, with each of Silicon Valley Bank, a California corporation, and an authorized foreign bank under the Bank Act (Canada), and SVB Innovation Credit Fund VIII, L.P., a Delaware limited partnership or together SVB.
Among other matters, the Loan Amendment and Consent provides SVB’s consent to the sale of certain assets related to the Company’s pharmacy services business pursuant to the previously announced Asset Purchase Agreement. The Loan Amendment and Consent also provides that upon the closing of the Asset Sale, the Company will pay to SVB a payment of $3.4 million. The payment includes $0.4 million of the Final Payment (as defined in the Loan Amendment and Consent) and prepayment of $3.0 million Term Loan Advances (as defined in the Loan Amendment and Consent), with SVB waiving the prepayment premium due on all Term Loan Advances prepaid by the Company prior to February 10, 2023. The Loan Amendment and Consent also provides a waiver of any legal action or enforcement of rights and remedies with respect to the specified defaults enumerated therein, and prior to February 10, 2023.
On February 10, 2023, in connection with the entry into the Loan Amendment and Consent, the Company also issued warrants or the Warrants, to SVB for the purchase of up to an aggregate of 200,366 shares of Common Stock at a per share exercise price of $0.3274, with an expiration date of February 10, 2035. The number of shares and the exercise price are subject to adjustment as set forth in the Warrants. The Warrants are equity classified.
Private Placement
On March 9, 2023, the Company entered into a Securities Purchase Agreement, or private placement (the “Offering”) of securities with certain institutional investors, or the Investors. Pursuant to the terms of the Offering, the Company agreed to issue pre-funded warrants to purchase common stock (the “Pre-Funded Warrants”) upon closing at a price of $0.3212 per underlying share, and are exercisable into shares of common stock at an exercise price of $0.001 per share. Additionally, the Company agreed to issue Series A warrants to purchase common stock an exercise price of $0.385440 per share (the “Series A Warrants”), to be issued following stockholder approval of the Offering. The issuance of the Series A Warrants, including the underlying shares of common stock and the portion of the Pre-Funded Warrants in excess of 19.99% of the shares of Common Stock outstanding prior to the Offering, are subject to approval by the stockholders of MedAvail.
The Pre-Funded Warrant shares are exercisable for an aggregate of up to 49,813,198 shares of common stock, and the Series A Warrants would be exercisable for an aggregate of up to 49,813,198 shares of common stock. Upon close of the transaction the Company received gross proceeds from the Offering of approximately $16 million, before deducting offering expenses. The Company intends to use the net proceeds from this offering to fund one-time costs associated with restructuring, repay outstanding debt, and finance its growth initiatives related to its MedCenter technology business.
Silicon Valley Bank Closure
On March 10, 2023, Silicon Valley Bank (“SVB”), based in Santa Clara, California, was closed by the California Department of Financial Protection and Innovation, which appointed the FDIC as receiver. On March 10, 2023, the Federal Deposit Insurance Corporation (the “FDIC”) took control of Silicon Valley Bank (“SVB”) and created the National Bank of Santa Clara to hold the deposits of SVB after SVB was unable to continue their operations. SVB’s deposits are insured by the FDIC in amount up to $250 for any depositor and any deposit in excess of this insured amount could be lost. On March 12, 2023, the U.S. Treasury, Federal Reserve, and FDIC announced that SVB depositors will have access to all deposited funds starting March 13, 2023.
SVB Letter Agreement
On March 13, 2023, the Company was informed by the Lenders the Company was still bound by the terms, conditions, and covenants of its Loan Agreement and Loan Amendment and Consent. On March 29, 2023, the Company entered into a Letter Agreement (the “Letter Agreement”), with each (a) Silicon Valley Bank, a Division of First-Citizens Bank & Trust Company (successor by purchase to the Federal Deposit Insurance Corporation as receiver for Silicon Valley Bridge Bank, N.A. (as successor to Silicon Valley Bank)) (“SVB”), in its capacity as administrative agent and collateral agent (“Agent”), (b) SVB, as a lender, and (c) SVB Innovation Credit Fund VIII, L.P., a Delaware limited partnership (“SVB Capital”), as a lender, (the “Lenders”), and obtained a waiver any event of default prior to March 29, 2023. The Letter Agreement also amends the Loan and Security Agreement to provide the Company only be required to maintain at least 50% of the aggregate dollar value of all of Borrower’s accounts at all financial institutions, with SVB or SVB affiliates.
As of March 31, 2023, the Company had approximately $9.8 million on deposit with SVB and $9.7 million on deposit with another financial institution. The Company does not anticipate a material impact on its financial condition, operations or Loan and Security Agreement with
SVB. The Company continues to monitor the circumstances surrounding SVB. As of the date of filing this Annual Report on Form 10-K, the Company has full access to and control over all its cash, cash equivalents across all financial institutions.